Finance income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income.
Bank interest received	£ 5	£ 1	£ 2
Interest receivable on foreign exchange swaps			3
Fair value gain on hedge ineffectiveness	22
Hyperinflation accounting adjustment	22	3
Interest on net defined benefit asset			1
Total finance income	£ 49	£ 4	£ 6